Short-term Investments (Detail) - USD ($) $ in Thousands	Sep. 30, 2017	Sep. 30, 2016
Schedule of Investments [Line Items]
Short-term investments	$ 5,261	$ 1,278
Available-for-sale securities
Schedule of Investments [Line Items]
Short-term investments		150
Held-to-maturity securities
Schedule of Investments [Line Items]
Short-term investments	$ 5,261	$ 1,128